Loans - Loan Modifications Made to Borrowers Experiencing Financial Difficulty (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans	0.10%
Months of term extension	22 months
Interest rate reduction	1.80%
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
In % of the class of loans	0.40%
Months of term extension	35 months
Interest rate reduction	3.30%
Term extension and interest rate reduction | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	$ 472
Term extension and interest rate reduction | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	2,938
Term extension | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	0
Term extension | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	3,499
Interest rate reduction | Commercial mortgage
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	0
Interest rate reduction | Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized cost basis	$ 7,428